FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
FINANCIAL AND CAPITAL RISK MANAGEMENT
Facilities utilized		¥ 121,518
Banking facilities subject to renewal during the next 12 months		92,582
Unutilized banking facilities, renewal term	12 months
Liquidity risk | Banking facilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Credit facilities		183,129
Facilities utilized		61,611
Banking facilities subject to renewal during the next 12 months		92,582
Unutilized banking facilities, renewal term	12 months
Liquidity risk | Futures contracts | Banking facilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Credit facilities	$ 12	82	$ 20	¥ 131
Facilities utilized	$ 1	¥ 7	$ 2	¥ 13